Other Non-Operating Expense, Net	12 Months Ended
Jun. 30, 2020
Disclosure of Additional Information [Abstract]
Other Non-Operating Expense, Net	Other Non-Operating Expense, Net
Other non-operating expense, net consisted of the following:

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ in thousands)
Net unrealized loss on exchange derivative and capped calls	$(335,953)	$(533,908)	$(12,414)
Foreign currency exchange gain (loss), net	910	(702)	(413)
Contributions to Atlassian Foundation	(5,282)	(3,629)	(1,856)
Other income	1,839	2,786	1,311
Exchange derivative allocated issuance costs	—	—	(1,785)
Other non-operating expense, net	$(338,486)	$(535,453)	$(15,157)